Document and Entity Information	6 Months Ended
Dec. 31, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	AYTU BIOSCIENCE, INC
Entity Central Index Key	0001385818
Trading Symbol	AYTU
Amendment Flag	false
Document Type	S-1
Document Period End Date	Dec. 31, 2017
Entity Filer Category	Smaller Reporting Company